Performance Management	Oct. 24, 2025
GraniteShares 2X Long AAL Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short AAL Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2X Short AAL Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short AAPl Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2X Short AAPL Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2X Short AMD Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short COIN Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
GraniteShares 2X Long JPM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short JPM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2X Short JPM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long LCID Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
GraniteShares 1x Short LCID Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short LCID Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short META Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short META Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short NVDA Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x SHORT NVDA Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information is available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long RIVN Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at
GraniteShares 1x Short RIVN Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short RIVN Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long TSLA Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information is available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 1x Short TSLA Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short TSLA Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information is available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long XOM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short XOM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short XOM Daily ETF – Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.